Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,611)	$ (22,335)	$ (11,487)
Net current period change	630	(54)	8,435
Reclassification adjustments for gains reclassified into income	(2)	(222)	(19,283)
Ending balance	(21,983)	(22,611)	(22,335)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,555)	(22,338)	(22,876)
Net current period change	641	5	(118)
Reclassification adjustments for gains reclassified into income		(222)	656
Ending balance	(21,914)	(22,555)	(22,338)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	2	3	11,389
Net current period change		(1)	8,553
Reclassification adjustments for gains reclassified into income	(2)		(19,939)
Ending balance		2	$ 3
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(58)
Net current period change	(11)	(58)
Ending balance	$ (69)	$ (58)